Leases - Amounts Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leases [Abstract]
Depreciation, right-of-use assets	$ 17.2
Interest expense on lease liabilities (Note 34)	4.4	$ 0.0
Expense relating to variable lease payments not included in measurement of lease liabilities	73.8
Expense relating to short-term leases for which recognition exemption has been used	32.9
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 1.9